Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,715)	$ (4,210)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation	48	54
Accrued interest on deposits	(7)	39
Interest expenses on convertible promissory note		14
Share-based compensation expenses	427	112
Provision for inventory write-off	175	0
Unrealized gain from foreign currency derivative activities		61
Changes in operating assets and liabilities items:
Decrease (increase) in inventory	123	(186)
Increase in accounts receivables		(47)
Decrease in governmental grants receivables	17	101
Decrease in other receivables and prepaid expenses	189	380
Decrease in advance payments	(72)	(211)
Decrease in accounts payable	(64)	(236)
Increase in accrued payroll and other employment related accruals	138	62
Increase (decrease) in accrued expenses	(226)	206
Net cash used in operating activities	(2,967)	(3,861)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(7)	(36)
Proceeds (investments) associated with deposits, net	(522)	4,003
Net cash (used in) provided by investing activities	(529)	3,967
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible promissory note (see note 5)		1,920
Repayment of convertible promissory note	(770)
Proceeds from issuance of ordinary shares associated to best effort deal	2,200
Proceeds from issuance of ordinary shares under inducement offer letter agreement	1,041
Proceeds from issuance of ordinary shares associated with the SEPA (see note 4.a)		267
Net cash provided by financing activities	2,471	2,187
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,025)	2,293
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	3,089	810
CASH AND CASH EQUIVALENTS AT END OF PERIOD	2,064	3,103
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest received from deposits	$ 77	$ 110